STOCK-BASED COMPENSATION - Summary of Stock Option Activity (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
No. of Options
Beginning balance outstanding (shares) | shares	18,093
Granted (shares) | shares	128
Exercised (shares) | shares	(2,676)
Forfeited (shares) | shares	(658)
Expired (shares) | shares	(138)
Ending balance outstanding (shares) | shares	14,749
Unvested (shares) | shares	3,875
Exercisable (shares) | shares	10,874
Weighted-Average Exercise Price
Beginning balance outstanding (USD per share) | $ / shares	$ 0.85
Granted (USD per share) | $ / shares	7.85
Exercised (USD per share) | $ / shares	0.90
Forfeited (USD per share) | $ / shares	1.90
Expired (USD per share) | $ / shares	1.63
Ending balance outstanding (USD per share) | $ / shares	0.85
Unvested (USD per share) | $ / shares	0.88
Exercisable (USD per share) | $ / shares	$ 0.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding - Weighted-Average Remaining Term (in Years)	6 years 3 months 18 days
Unvested - Weighted-Average Remaining Term (in Years)	7 years 6 months
Exercisable - Weighted-Average Remaining Term (in Years)	5 years 9 months 18 days
Outstanding - Aggregate Intrinsic Value | $	$ 46,246
Unvested - Aggregate Intrinsic Value | $	12,299
Exercisable - Aggregate Intrinsic Value | $	$ 33,947